Revenues - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change In Contract With Customer, Liability [Roll Forward]
Balance at beginning of period	$ 6,738	$ 4,652	$ 132
Increase	32,301	28,746	26,751
Recognized as revenue	(29,761)	(26,660)	(28,694)
Balance at end of period	9,278	6,738	4,652
Sonneborn
Change In Contract With Customer, Liability [Roll Forward]
Sonneborn acquisition	$ 0	$ 0	$ 6,463